DISTRIBUTIONS	6 Months Ended
Jun. 30, 2024
Distributions [Abstract]
DISTRIBUTIONS	DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares:

	For the three-month period ended June 30
	2024		2023
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$187	$0.41	$175	$0.38
General Partner(1)	74		67
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	78	0.41	75	0.38
BIPC exchangeable shares	53	0.41	42	0.38
Exchangeable units(2)	2	0.41	2	0.38
Preferred unitholders	13	0.29	12	0.27
Perpetual subordinated notes	4	0.32	4	0.32
Total Distributions	$411		$377

	For the six-month period ended June 30
	2024		2023
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	374	$0.81	$350	$0.77
General Partner(1)	148		134
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	156	0.81	149	0.77
BIPC exchangeable shares	106	0.81	84	0.77
Exchangeable units(2)	4	0.81	5	0.77
Preferred unitholders	26	0.57	23	0.53
Perpetual subordinated notes	8	0.64	8	0.64
Total Distributions	$822		$753
1.Distributions to the General Partner include $74 million and $147 million of incentive distributions for the three and six-month periods ended June 30, 2024 (2023: $66 million and $132 million).
2.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.